Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Convertible Preferred Stock

The authorized, issued and outstanding shares of the Convertible Preferred Stock, liquidation preferences and carrying values as of September 30, 2025 and December 31, 2024 were as follows (in thousands, except share numbers):

	As of September 30, 2025 and December 31, 2024
Series	Authorized Shares	Issued and Outstanding Shares	Liquidation Preferences	Carrying Value
Seed-1	2,018,725	2,013,724	$1,350	$1,323
Seed-2	1,402,568	1,402,606	$940	940
Seed-3	2,700,000	2,681,851	$2,515	2,515
Seed-4	2,950,000	2,945,053	$3,100	3,087
Total	9,071,293	9,043,234		$7,865

The authorized, issued and outstanding shares of the Convertible Preferred Stock, liquidation preferences and carrying values as of December 31, 2024 and December 31, 2023 were as follows (in thousands, except share numbers):

	As of December 31, 2024 and December 31, 2023
Series	Authorized Shares	Issued and Outstanding Shares	Liquidation Preferences	Carrying Value
Seed-1	2,018,725	2,013,724	$1,350	$1,323
Seed-2	1,402,568	1,402,606	$940	940
Seed-3	2,700,000	2,681,851	$2,515	2,515
Seed-4	2,950,000	2,945,053	$3,100	3,087

Total	9,071,293	9,043,234		$7,865